Schedule of Investments ─ IQ CBRE Real Assets ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 100.1%

Communications — 4.1%
American Tower Corp.	117	$22,891
Cellnex Telecom SA	940	36,534
Crown Castle, Inc.	978	105,869
Infrastrutture Wireless Italiane SpA	963	11,763
NETLINK NBN TRUST	37,088	23,451
Total Communications		200,508

Datacenters — 4.0%
Digital Realty Trust, Inc.	179	25,142
Equinix, Inc.	205	170,103
Total Datacenters		195,245

Diversified — 4.5%
Activia Properties, Inc.	5	13,751
CK Asset Holdings Ltd.	10,692	48,213
Japan Metropolitan Fund Invest	53	36,330
KDX Realty Investment Corp.	28	30,687
Mapletree Pan Asia Commercial Trust	18,300	19,993
Merlin Properties Socimi SA	1,666	17,201
Orix JREIT, Inc.	20	23,342
Stockland	8,848	26,671
Total Diversified		216,188

Healthcare — 4.9%
Alexandria Real Estate Equities, Inc.	559	67,583
Chartwell Retirement Residences	2,279	20,452
Welltower, Inc.	1,752	151,566
Total Healthcare		239,601

Hotels — 3.7%
Host Hotels & Resorts, Inc.	3,723	71,556
Invincible Investment Corp.	32	13,288
Japan Hotel REIT Investment Corp.	32	16,616
Park Hotels & Resorts, Inc.	1,793	27,038
Ryman Hospitality Properties, Inc.	299	32,860
Sunstone Hotel Investors, Inc.	1,585	16,912
Total Hotels		178,270

Industrial — 5.8%
CapitaLand Ascendas REIT	25,516	55,754
Frasers Logistics & Commercial Trust	31,976	26,799
Goodman Group	2,424	41,021
LaSalle Logiport REIT	13	13,287
Montea NV	174	15,083
Rexford Industrial Realty, Inc.	1,406	73,942
Tritax Big Box REIT PLC	15,946	33,749
Warehouses De Pauw CVA	659	19,528
Total Industrial		279,163

Malls — 8.3%
Klepierre SA	1,642	42,967
Macerich Co. (The)	1,588	25,075
Scentre Group	39,399	79,957
Simon Property Group, Inc.	1,467	203,341
Tanger, Inc.	741	19,933
Unibail-Rodamco-Westfield*	429	31,213
Total Malls		402,486

Midstream/Pipelines — 6.0%
Enbridge, Inc.	2,686	95,977
EnLink Midstream LLC*	2,268	27,352
Kinder Morgan, Inc.	1,273	21,539
Pembina Pipeline Corp.	854	29,601
Plains GP Holdings LP, Class A*	2,162	34,981
	Shares	Value
Common Stocks (continued)

Midstream/Pipelines (continued)
Targa Resources Corp.	989	$84,026
Total Midstream/Pipelines		293,476

Net Lease — 3.2%
Broadstone Net Lease, Inc.	1,515	24,346
Four Corners Property Trust, Inc.	664	15,544
Realty Income Corp.	2,112	114,872
Total Net Lease		154,762

Office Buildings — 1.4%
Daiwa Office Investment Corp.	5	21,515
Highwoods Properties, Inc.	562	12,909
Keppel REIT	25,800	17,859
Kilroy Realty Corp.	450	16,092
Total Office Buildings		68,375

Residential — 6.5%
American Homes 4 Rent, Class A	696	24,395
Apartment Income REIT Corp.	998	32,624
AvalonBay Communities, Inc.	492	88,073
Camden Property Trust	227	21,302
Invitation Homes, Inc.	1,080	35,564
Kojamo OYJ	2,068	24,845
Sun Communities, Inc.	474	59,416
TAG Immobilien AG*	1,970	27,990
Total Residential		314,209

Shopping Centers — 4.3%
Acadia Realty Trust	1,066	18,186
AEON REIT Investment Corp.	13	12,353
Brixmor Property Group, Inc.	2,590	58,120
Link REIT	16,419	82,334
Mercialys SA	1,021	11,723
RioCan Real Estate Investment Trust	1,043	14,278
Shaftesbury Capital PLC	5,959	10,115
Total Shopping Centers		207,109

Storage — 6.4%
Big Yellow Group PLC	880	12,865
CubeSmart	1,007	43,523
Public Storage	892	252,605
Total Storage		308,993

Transportation — 13.6%
Aena SME SA	152	27,119
Atlas Arteria Ltd.	22,693	81,307
Canadian National Railway Co.	512	63,913
China Merchants Port Holdings Co., Ltd.	18,326	22,693
CSX Corp.	4,462	159,293
Eiffage SA	389	41,021
Ferrovial SE	679	26,117
Flughafen Zürich AG	162	33,747
Getlink SE	688	11,957
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,138	80,157
Jiangsu Expressway Co., Ltd., Class H	24,777	23,645
Transurban Group	3,523	31,463
West Japan Railway Co.	1,404	59,070
Total Transportation		661,502

Utilities — 23.4%
AES Corp. (The)	1,362	22,718
ALLETE, Inc.	300	17,733
Alliant Energy Corp.	799	38,879
Atmos Energy Corp.	387	44,095
Chesapeake Utilities Corp.	383	38,790

Schedule of Investments ─ IQ CBRE Real Assets ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)

Utilities (continued)
China Gas Holdings Ltd.	18,648	$16,985
China Resources Gas Group Ltd.	4,088	11,557
Chubu Electric Power Co., Inc.	1,992	26,131
CLP Holdings Ltd.	5,972	47,480
CMS Energy Corp.	1,330	76,023
DTE Energy Co.	589	62,092
Edison International	173	11,674
Emera, Inc.(a)	520	18,491
Enel SpA	2,667	18,370
Engie SA	678	10,907
Essential Utilities, Inc.	902	32,346
Eversource Energy	1,117	60,564
Kansai Electric Power Co., Inc. (The)	1,840	25,433
National Grid PLC	6,556	88,079
NextEra Energy, Inc.	2,334	136,843
OGE Energy Corp.	1,063	35,334
Pennon Group PLC	2,730	24,544
Portland General Electric Co.	466	19,073
PPL Corp.	3,101	81,246
Severn Trent PLC	685	22,663
WEC Energy Group, Inc.	1,450	117,102
Xcel Energy, Inc.	531	31,791
Total Utilities		1,136,943

Total Common Stocks
(Cost $4,913,112)		4,856,830

Short-Term Investments — 0.8%

Money Market Funds — 0.8%

BlackRock Liquidity FedFund, 5.22%(b)	21,320	21,320
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)(c)	18,851	18,851

Total Short-Term Investments
(Cost $40,171)		40,171

Total Investments — 100.9% (Cost $4,953,283)		4,897,001
Other Assets and Liabilities, Net — (0.9)%		(44,454)
Net Assets — 100%		$4,852,547

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $17,567; total market value of collateral held by the Fund was $18,851.
(b)	Reflects the 7-day yield at January 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ CBRE Real Assets ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,856,830	$—	$—	$4,856,830
Short-Term Investments:
Money Market Funds	40,171	—	—	40,171
Total Investments in Securities	$4,897,001	$—	$—	$4,897,001

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.